OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables) - Galaxy Digital Holdings, LP	9 Months Ended
Sep. 30, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Prepaid Expenses and Other Assets
Prepaid expenses and other assets consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Prepaid expenses	$11,112	$1,930
Mining deposits	4,845	8,825
Current tax asset and tax receivable	5,364	15,124
Other(1)	5,571	11,045
	$26,892	$36,924
__________________
(1)Includes receivables related to non-consolidated funds management, advisory activities and tax payments made on behalf of certain related parties. Refer to Note 22 for further information on related party transactions.

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Compensation and compensation related	$71,553	$50,556
Professional fees	5,684	7,755
Promissory note(1)	96,933	67,246
Legal settlement	40,000	—
Mining payables and accrued liabilities	9,385	1,447
Payable for digital asset trades	20,970	4,176
Interest	15,530	4,595
Payable for investments and acquisitions	11,054	—
Accounts payable	6,910	2,569
Other	3,512	2,032
	$281,531	$140,376
__________________
(1)Promissory note with GDHI LLC. Refer to Note 22 for further information on related party transactions
Schedule of Other Noncurrent Liabilities
Other non-current liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Tax liabilities	$42,994	$42,856
Legal settlement	142,462	—
Lease liability	6,936	14,096
	$192,392	$56,952